Condensed Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (Unaudited) $ in Millions	3 Months Ended
Jun. 30, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Stock issuance cost	$ 2.4
Net underwiters discount and commission	$ 5.6